SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Information [Abstract]
Disclosure of detailed information about non-cash working capital items [Table Text Block]
For the year ended December 31,	2021	2020
	$	$
Change in other assets	26,203	(329,382)
Change in accrued interest	(73,639)	-
Change in accounts payable and accrued liabilities related to operations	(217,553)	140,819

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	(264,989)	(188,509)